HOTEL OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2013
HOTEL OPERATING COSTS
Schedule of hotel operating costs

	Year Ended December 31,
	2011	2012	2013
Rents	655,247	916,357	1,255,663
Utilities	150,865	215,768	273,314
Personnel cost	329,078	505,773	638,511
Depreciation and amortization	227,938	337,162	453,062
Consumable, food and beverage	228,244	333,245	391,715
Others	111,965	145,597	169,401
Total	1,703,337	2,453,902	3,181,666